Securities Act Registration No. 333-103875

Investment Company Act Registration No. 811-21322

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933¨

Pre-Effective Amendment No.  __

Post-Effective Amendment No. 10

[X]

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.    12

[ X ]

HORIZON FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

2141 Meadowind Lane

Marietta, Georgia  30062

(Address of Principal Executive Offices)

    (Zip Code)

Registrant’s Telephone Number, including Area Code:  (518) 221-1978

Bryan J. Ellis

2141 Meadowind Lane

Marietta, Georgia  30062

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box)

[x ]

immediately upon filing pursuant to paragraph (b)

[  ]

on (date) pursuant to paragraph (b)

[ ]

60 days after filing pursuant to paragraph (a)(1)

[  ]

on (date) pursuant to paragraph (a)(1)

[  ]

on 75 days after filing pursuant to paragraph (a)(2)

[  ]

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

FORM N-1A

Part A of Post Effective Amendment No. 9 to the Registration Statement on Form N-1A filed June 9, 2010 (accession number 0001162044-10-000344) for the Dividend Champions Fund, a series of the Horizon Funds Trust,  is incorporated by reference in its entirety into this Part A.

PART B

FORM N-1A

Part B of Post Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A filed June 9, 2010 (accession number 0001162044-10-000344) for the Dividend Champions Fund, a series of the Horizon Funds Trust, is incorporated by reference in its entirety into this Part B.

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

       (a.1) Copy of Registrant’s Declaration of Trust which was filed as an Exhibit to Registrant’s Registration  Statement on March 17, 2003,  is hereby incorporated by reference.

      (a.2) Copy of Amendment to Registrant’s Declaration of Trust which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 8 on April 28, 2010,  is hereby incorporated by reference .

(b) By-Laws. Copy of Registrant’s Amended By-Laws, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 1 on December 30, 2004, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(d.1.)Management Agreement which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 8 on April 28, 2010,  is hereby incorporated by reference.

(d.2.)  Letter Agreement regarding Adviser's Fee Cap and Expense Reimbursement which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9 on June 9, 2010,  is hereby incorporated by reference ..

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custodial Agreement which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 8 on April 28, 2010,  is hereby incorporated by reference.

(h) Other Material Contracts.

Transfer Agent Agreement (h.1), which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 2 on December 23, 2003, is hereby incorporated by reference.

Accounting Services Agreement (h.2), which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 2 on December 23, 2003, is hereby incorporated by reference.

(i) Legal Opinion.

(i.) Legal Opinion and Consent of Thompson Hine LLP

is filed herewith.

(j) Other Opinions.  Auditor’s Consent which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9 on June 9, 2010,  is hereby incorporated by reference ..

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  Subscription Agreement between the Trust and the Initial Investor, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 2 on December 23, 2003, is hereby incorporated by reference.

(m) Rule 12b-1 Plan which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 8 on April 28, 2010,  is hereby incorporated by reference.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.

      (p.1) Code of Ethics of the Registrant, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 2 on December 23, 2003, is hereby incorporated by reference.

      (p.2) Code of Ethics of the Adviser which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 8 on April 28, 2010,  is hereby incorporated by reference.

(q) Powers of Attorney of the Trust (and Certificate with respect thereto) and the Trustees and officers which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 8 on April 28, 2010,  are hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant’s Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser.

(a) Horizon Funds Management LLC, 2141 Meadowind Lane, Marietta, Georgia 30062 is registered as an investment adviser.  It has engaged in no other business during the past two fiscal years.

(b) The substantial business activities of the owners of Horizon Funds Management LLC during the past two years are provided in the Statement of Additional Information.

Item 32. Principal Underwriter. None.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, except that all records relating to the activities of the Fund’s Custodian are maintained at the office of the Custodian, U.S. Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to 485(b) under the Securities Act of 1933 and that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 14th day of June , 2010.

HORIZON FUNDS TRUST

By:

/s/

JoAnn M. Strasser*

Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Bryan J. Ellis, President (Principal Executive

Date:

Officer), Treasurer (Principal Financial Officer/

Principal Accounting Officer) & Trustee*

Alan P. Janney, Trustee

*

Date:

Richard J. Rothwell, Trustee*

Date:

*By:_____ /s/ _____________________

JoAnn M. Strasser

Attorney-in-Fact

Exhibit Index

1.

Legal Opinion and Consent of Thompson Hine LLP

Ex-99.28.i.